Net Revenues - Distribution by Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Distribution of net consolidated revenues by segment
Net revenue (notes 6 and 24)	€ 4,933,118	€ 5,340,038	€ 5,098,691
Operating Segments
Distribution of net consolidated revenues by segment
Net revenue (notes 6 and 24)	4,933,118	5,340,038	5,098,691
Intersegments
Distribution of net consolidated revenues by segment
Net revenue (notes 6 and 24)	(67,548)	(53,107)	(52,176)
Bioscience | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue (notes 6 and 24)	3,814,983	4,242,502	3,993,462
Diagnostic | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue (notes 6 and 24)	779,108	775,889	733,604
Hospital | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue (notes 6 and 24)	141,190	118,675	134,441
Bio supplies. | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue (notes 6 and 24)	225,765	224,090	266,540
Others | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue (notes 6 and 24)	€ 39,620	€ 31,989	€ 22,820